Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

12. Shareholders’ equity

Ordinary shares

The Company was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on July 13, 2023. The authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares with a par value of US$1.00 each at the date of incorporation. During July and September 2024, the Group performed a series of Group Reorganization (detailed in Note 1) and 1,000 issued and outstanding ordinary shares.

On January 26, 2024, the Company effected a 4,000-for-1 share split of the Company’s ordinary shares. On February 8, 2025, the Company further effected a 5-for-1 share split of the Company’s ordinary shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the share split, as if such share split occurred on the first day of the years presented.

On October 3, 2024, the Company closed its initial public offering of 1,100,000 Ordinary Shares on Nasdaq at a public offering price of US$4.00 per Ordinary Share. And upon completion of the initial public offering, we had 2,110,000 Ordinary Shares issued and outstanding.

Subsequent to the initial public offering, on October 15, 2025, the representative of the underwriters in the Company’s initial public offering, Dominari Securities LLC, fully exercised its over-allotment option to purchase an additional 165,000 Ordinary Shares, as a result of which the Company had 21,265,000 Ordinary Shares issued and outstanding.

On October 17, 2024, the Company issued Dominari Securities LLC warrants to purchase up to 5,775 Ordinary Shares.

On January 15, 2025, the Company entered into Securities Purchase Agreements with several investors, pursuant to which the Company agreed to issue and sell, in a best effort offering, a total of 25,000,000 ordinary shares of par value $0.00005 per share at the price of $0.40 per ordinary share for gross proceeds of $10,000,000. The securities purchase agreements contain customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on January 17, 2025.

On June 6, 2025, the Company registered 7,000,000 ordinary shares, US$ 0.00005 par value per share foe equity incentive plan of which 5,000,000 ordinary shares issued to Mr. Shek Kin Pong, the Controlling Shareholder of the Company, on June 23, 2025.

As of the date of this report, we had 51,265,000 Ordinary Shares issued and outstanding.

Share award reserve

Share award reserve is recognized at the grant date, corresponding to the fair value of the awards granted. This reserve represents the cumulative amount recognized as expense over the vesting period